U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM 24F-2
             ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2


1.)  NAME AND ADDRESS OF ISSUER:

     TRANSAMERICA  OCCIDENTAL LIFE INSURANCE COMPANY
     1150 SOUTH OLIVE STREET
     LOS ANGELES, CA 90015

2.)  NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED:

    SEPARATE ACCOUNT VUL-2 OF TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

3.)  INVESTMENT COMPANY ACT FILE NUMBER:          811-08997
     SECURITIES ACT FILE NUMBER:                  333-63215

4.)  LAST DAY OF FISCAL YEAR FOR WHICH THIS NOTICE IS FILED: 12/31/99

4B.) CHECK BOX IF THIS NOTICE IS BEING  FILED LATE (MORE THAN 90  CALENDAR  DAYS
     AFTER THE END OF THE ISSUER'S FISCAL YEAR) [ ]

4C.) CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS FORM [ ]

5.)  CALCULATION OF REGISTRATION FEE:

(I)  AGGREGATE SALE PRICE OF SECURITIES  SOLD DURING THE FISCAL YEAR PURSUANT TO
     SECTION 24(F):                                         $ 6,700,576

(II) AGGREGATE  PRICE OF SECURITIES  REDEEMED OR  REPURCHASED  DURING THE FISCAL
     YEAR:                                                  $ 2,103,809

(III)AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED DURING ANY PRIOR FISCAL YEAR ENDING NO EARLIER THAN OCTOBER 11, 1995 THAT WERE NOT PREVIOUSLY USED TO REDUCE REGISTRATION FEES PAYABLE TO THE COMMISSION: $
     0.00 --------------




(IV) TOTAL AVAILABLE REDEMPTION CREDITS (ADD ITEMS 5(II) AND 5(III): $2,103,809

(V)  NET SALES - IF ITEM 5(I) IS GREATER  THAN ITEM 5(IV),  SUBTRACT  ITEM 5(IV)
     FROM ITEM 5(I):                                                  $4,596,767

(VI) REDEMPTION CREDITS AVAILABLE FOR USE IN FUTURE YEARS -- IF ITEM 5(I) IS LESS THAN ITEM 5(IV), SUBTRACT ITEM 5(IV) FROM ITEM 5(I): $ 0.00
     --------------


(VII) MULTIPLIER FOR DETERMINING REGISTRATION FEE:                      .000264

(VIII)  REGISTRATION  FEE DUE (MULTIPLY ITEM 5(V) BY ITEM 5(VII) - (ENTER "0" IF
     NO FEE IS DUE):                                   $1,213.55

         6.)      PREPAID SHARES

     IF THE RESPONSE TO ITEM 5(I) WAS DETERMINED BY DEDUCTING AN AMOUNT OF SECURITIES THAT WERE REGISTERED UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24F-2 AS IN EFFECT BEFORE (EFFECTIVE DATE OF RESCISSION OF RULE 24E-2), THEN REPORT THE AMOUNT OF SECURITIES (NUMBER OF SHARES OR OTHER UNITS)DEDUCTED
HERE: ________________. IF THERE IS A NUMBER OF SHARES OR OTHER UNITS THAT WERE REGISTERED PURSUANT TO RULE 24E-2 REMAINING UNSOLD AT THE END OF THE FISCAL YEAR FOR WHICH THIS FORM IS FILED THAT ARE AVAILABLE FOR USE BY THE ISSUER IN FUTURE FISCAL YEARS, THEN STATE THAT NUMBER HERE: ___________________.

7.) INTEREST DUE -- IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR: $___________

8.)  TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE (LINE
     5(VIII) PLUS LINE 7):                             $1,213.55

9.) DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE COMMISSION'S LOCKBOX DEPOSITORY:

         METHOD OF DELIVERY:

         [ X  ]            WIRE TRANSFER
         [      ]          MAIL OR OTHER MEANS







SIGNATURES


THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITIES AND ON THE DATES INDICATED.




                  TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY


             BY: /s/David M. Goldstein
                               DAVID M. GOLDSTEIN
                               VICE PRESIDENT AND
                             DEPUTY GENERAL COUNSEL



                            SEPARATE ACCOUNT VUL-2 OF
                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY


             BY: /s/David M. Goldstein
                               DAVID M. GOLDSTEIN
                               VICE PRESIDENT AND
                             DEPUTY GENERAL COUNSEL


DATE:             MARCH 23, 2000


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MARCH 24, 2000


SECURITIES AND EXCHANGE COMMISSION
450 FIFTH STREET, N.W.
JUDICIARY PLAZA
WASHINGTON, D.C. 20549

COMMISSIONERS:

I REFER TO THE FORM 24F-2 DATED MARCH 23, 2000 WITH RESPECT TO THE REGISTRATION STATEMENTS ON FORM N-4 RELATING TO VARIABLE ANNUITY POLICIES FUNDED BY SEPARATE ACCOUNT VUL-2 OF TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY (THE "ACCOUNT"). THE INITIAL REGISTRATION STATEMENT REGISTERED AN INDEFINITE NUMBER OF SECURITIES OF THE ACCOUNT PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED. THE FORM 24F-2 MAKES DEFINITE THE AMOUNT OF SECURITIES OF THE ACCOUNT WHICH WERE SO REGISTERED UNDER THE REGISTRATION STATEMENTS.

I HAVE EXAMINED AND RELIED UPON COPIES OF THE REGISTRATION STATEMENTS AND ALL AMENDMENTS THERETO, AS WELL AS THE FORM 24F-2, AND I HAVE EXAMINED AND RELIED UPON ORIGINALS, OR COPIES CERTIFIED TO MY SATISFACTION, OF SUCH CORPORATE RECORDS, DOCUMENTS, CERTIFICATES AND OTHER INSTRUMENTS AS IN MY JUDGMENT ARE NECESSARY OR APPROPRIATE TO ENABLE ME TO RENDER THE OPINION SET FORTH BELOW.

BASED ON THE FOREGOING, I AM OF THE OPINION THAT THE INDIVIDUAL VARIABLE ANNUITY POLICIES FUNDED BY THE ACCOUNT AND THE UNITS OF INTEREST THEREUNDER, THE REGISTRATION OF WHICH THE FORM 24F-2 MAKES DEFINITE IN AMOUNT, WERE DULY AUTHORIZED AND LEGALLY ISSUED, AND ARE FULLY-PAID AND NON-ASSESSABLE.

I HEREBY CONSENT TO THE USE OF THIS OPINION IN CONNECTION WITH THE FILING OF THE ATTACHED FORM 24F-2.

VERY TRULY YOURS,


/s/David M. Goldstein
DAVID M. GOLDSTEIN
VICE PRESIDENT AND
DEPUTY GENERAL COUNSEL


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